Equity - dividends - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of changes in equity [abstract]
Dividends paid	$ 0	$ 0
Franking credits available	$ 0